FINANCIAL INSTRUMENTS - Narrative (Details) $ in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018 USD ($)	Jul. 01, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jul. 01, 2017 USD ($)	Jun. 30, 2018 EUR (€)	Jun. 30, 2018 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 CAD ($)
Disclosure of detailed information about hedging instruments [line items]
Debt issue costs	$ 6		$ 6				$ 7
Unrealized gain (loss) on derivatives	(1)		(1)				0
Foreign Currency Forward Contracts | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument						$ 73			$ 41
Unrealized gain (loss) on derivatives	1		1				1
Gains (losses) on financial assets at fair value through profit or loss	1	$ 1	1	$ 2
Foreign Currency Options | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument | €					€ 30,000,000			€ 60,000,000
Unrealized gain (loss) on derivatives	1		1				$ 1
Gains (losses) on financial assets at fair value through profit or loss	$ 1	$ 0	$ 1	$ 0